INCOME TAX EXPENSE (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 29, 2017	Dec. 31, 2016	Dec. 31, 2018 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	25.00%	25.00%		25.00%
USD [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	25.00%
Unused tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax assets were recognized | ¥		¥ 9,240			¥ 6,740
Unused tax losses [Member] | Expiring 2019 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses | ¥					1,080
Expiry date description	Unused tax losses if unused, will expire by the end of 2019
Unused tax losses [Member] | Expiring 2020 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses | ¥					1,100
Expiry date description	Unused tax losses if unused, will expire by the end of 2020
Unused tax losses [Member] | Expiring 2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses | ¥					1,170
Expiry date description	Unused tax losses if unused, will expire by the end of 2021
Unused tax losses [Member] | Expiring 2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses | ¥					1,070
Expiry date description	Unused tax losses if unused, will expire by the end of 2022
Unused tax losses [Member] | Expiring 2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses | ¥					¥ 2,320
Expiry date description	Unused tax losses if unused, will expire by the end of 2023
Unused tax losses [Member] | USD [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax assets were recognized | $	$ 980
Unused tax losses [Member] | USD [Member] | Expiring 2019 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses | $	$ 160
Expiry date description	Unused tax losses if unused, will expire by the end of 2019
Unused tax losses [Member] | USD [Member] | Expiring 2020 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses | $	$ 160
Expiry date description	Unused tax losses if unused, will expire by the end of 2020
Unused tax losses [Member] | USD [Member] | Expiring 2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses | $	$ 170
Expiry date description	Unused tax losses if unused, will expire by the end of 2021
Unused tax losses [Member] | USD [Member] | Expiring 2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses | $	$ 150
Expiry date description	Unused tax losses if unused, will expire by the end of 2022
Unused tax losses [Member] | USD [Member] | Expiring 2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses | $	$ 340
Expiry date description	Unused tax losses if unused, will expire by the end of 2023
Bolivia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate			25.00%
HONG KONG
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	16.50%
PRC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	25.00%	25.00%